UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-9142

THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno, Nevada 89501
1-800-887-8671

SAMUEL KORNHAUSER
LAW OFFICES OF SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111

Registrant’s telephone number, including area code: (800) 887-8671

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2010 — March 31, 2010

PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	3/31/2010 (Unaudited)

		Market
Shares		Value
COMMON STOCKS - 94.1%
Consumer Discretionary - 26.0%
14,835	Aeropostale, Inc. *	$427,693
17,600	CarMax, Inc. *	442,112
9,904	Carter's, Inc. *	298,606
5,455	Dollar Tree, Inc. *	323,045
10,225	Fuqi International, Inc. *	111,452
47,600	McClatchy Co.,The - Class A *	233,716
1,700	priceline.com, Inc. *	433,500
13,080	Starbucks Corp. *	317,452
8,350	Tempur-Pedic International, Inc. *	251,836
10,180	Viacom, Inc. - Class B *	349,988
		3,189,400
Consumer Staples - 12.6%
35,000	Del Monte Foods Co.	511,000
5,685	Lancaster Colony Corp.	335,188
18,175	Medifast, Inc. *	456,738
5,220	NBTY, Inc. *	250,455
		1,553,381
Energy - 3.1%
12,000	Dresser-Rand Group, Inc. *	377,040

Financials - 7.8%
8,025	Allied World Assurance Co. Holdings Ltd.	359,921
18,700	E-House China Holdings Ltd. ADR *	355,861
13,850	First Financial Bancorp	246,392
		962,174
Health Care - 19.0%
96,730	Continucare Corp. *	357,901
20,000	Cyberonics, Inc. *	383,200
18,935	Hi-Tech Pharmacal Co., Inc. *	419,221
14,900	Par Pharmaceutical Cos., Inc. *	369,520
19,085	Quidel Corp. *	277,496
35,105	Sinovac Biotech Ltd. *	207,471
8,540	Sirona Dental Systems, Inc. *	324,776
		2,339,585
Industrials - 5.8%
6,695	Bucyrus International, Inc.	441,803
11,340	RINO International Corp. *	269,098
		710,901
Information Technology - 19.8%
10,210	Aixtron AG ADR	364,293
1,510	Apple, Inc. *	354,744
7,160	BMC Software, Inc. *	272,080
6,050	Perfect World Co. Ltd. ADR *	226,573
14,890	Seagate Technology *	271,891
6,680	Silicon Laboratories, Inc. *	318,436
33,200	SkillSoft plc ADR *	342,624
7,080	Western Digital Corp. *	276,049
		2,426,690
Total Common Stocks
(Cost $10,992,984)		11,559,171
PREFERRED STOCKS - 3.4%
Consumer Staples - 3.4%
4,550	Cia de Bebidas das Americas ADR (Cost $336,529)	417,053

MONEY MARKET FUND - 0.4%
46,918	JPMorgan 100% U.S. Treasury
	Securities Money Market
	Fund, Morgan Shares
	(Cost $46,918)	46,918
Total Investments - 97.9%
(Cost $11,376,431)		12,023,142
Other Assets in Excess of Liabilities- 2.1%		252,202
Net Assets - 100.0%		$12,275,344

* Non-Income producing.

ADR - American Depositary Receipt

See Notes to Financial Statements.

NOTES TO PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	3/31/2010 (Unaudited)

March 31, 2010 (Unaudited)

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a no-load non-diversified portfolio. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of one portfolio, the Fundamental ‘A’ Portfolio (the “Portfolio”). The Portfolio is a non-diversified open-end management company portfolio.

Security Valuation – Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Fund has adopted FASB ASC 820, “Fair Value Measurements.” Fair Value Measurements establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

NOTES TO PORTFOLIO OF INVESTMENTS
Navellier Fundamental 'A' Portfolio	3/31/2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Investment Type	Level 1	Level 2	Level 3	Total
COMMON STOCKS
Consumer Discretionary	$3,189,400	$–	$–	$3,189,400
Consumer Staples	1,553,381	–	–	1,553,381
Energy	377,040	–	–	377,040
Financials	962,174	–	–	962,174
Health Care	2,339,585	–	–	2,339,585
Industrials	710,901	–	–	710,901
Information Technology	2,426,690	–	–	2,426,690
Total Common Stocks	11,559,171	–	–	11,559,171
PREFERRED STOCKS
Consumer Staples	–	417,053	–	417,053
MONEY MARKET FUND	–	46,918	–	46,918
Total	$11,559,171	$463,971	$–	$12,023,142

Security Transactions – Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

Federal Tax Information – As of March 31, 2010, the Fund’s federal tax cost of investment securities was $11,376,431 resulting in net unrealized appreciation of $646,711 derived from $1,121,808 of gross unrealized appreciation less $475,097 of gross unrealized depreciation.

Subsequent Events – The Fund evaluated subsequent events from March 31, 2010, the date of this report through May 24, 2010, the date of this report was issued and available. There were no subsequent events to report that would have a material impact on the Fund’s Portfolio of Investments.

SIGNATURES
Navellier Fundamental 'A' Portfolio	3/31/2010 (Unaudited)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 24, 2010	THE NAVELLIER PERFORMANCE FUNDS

By: /s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

By: /s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 24, 2010	By: /s/ Louis G. Navellier
Louis G. Navellier
Chief Executive Officer

Date: May 24, 2010	By: /s/ Arjen Kuyper
Arjen Kuyper
Chief Financial Officer